Financial instruments - Financial Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Other Commitments [Line Items]
Carrying amount	$ 140,907
Contractual cash flows	144,876
Contractual obligation, due less than 1 year	106,103
Contractual obligation, due 1-3 years	20,226
Contractual obligation, due 4-5 years	7,495
Contractual obligation, due after 5 years	11,052
Accounts payable and accrued liabilities (note 13)
Other Commitments [Line Items]
Carrying amount	88,123
Contractual cash flows	88,123
Contractual obligation, due less than 1 year	88,123
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Term loan facilities
Other Commitments [Line Items]
Carrying amount	31,740
Contractual cash flows	33,047
Contractual obligation, due less than 1 year	14,729
Contractual obligation, due 1-3 years	14,220
Contractual obligation, due 4-5 years	4,098
Contractual obligation, due after 5 years	0
Other bank financing (note 16)
Other Commitments [Line Items]
Carrying amount	374
Contractual cash flows	375
Contractual obligation, due less than 1 year	126
Contractual obligation, due 1-3 years	249
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Capital lease obligations
Other Commitments [Line Items]
Carrying amount	1,613
Contractual cash flows	1,715
Contractual obligation, due less than 1 year	501
Contractual obligation, due 1-3 years	720
Contractual obligation, due 4-5 years	494
Contractual obligation, due after 5 years	0
Operating lease commitments
Other Commitments [Line Items]
Carrying amount	19,057
Contractual cash flows	21,616
Contractual obligation, due less than 1 year	2,624
Contractual obligation, due 1-3 years	5,037
Contractual obligation, due 4-5 years	2,903
Contractual obligation, due after 5 years	$ 11,052